Stockholders' Equity	12 Months Ended
Dec. 30, 2014
Stockholders' Equity

Note 12—Stockholders’ Equity

The Company is authorized to issue 140,000,000 shares of capital stock, consisting of 70,000,000 shares of Class A common stock, par value $0.01 per share, and 70,000,000 shares of Class B common stock, par value $0.01 per share.

As discussed in Note 1, in November 2014, the Company completed its IPO of 5,750,000 shares of its Class A common stock at a price to the public of $18.00 per share. As discussed in Note 11, the existing owners of The Habit Restaurants, LLC continue to hold LLC Units , and such existing owners (other than The Habit Restaurants, Inc. and its wholly-owned subsidiaries) were issued a number of shares of our Class B common stock equal to the number of LLC Units held by them in connection with the completion of the IPO. Each such share of Class B common stock provides its holder with no economic rights but entitles the holder to one vote on matters presented to The Habit Restaurants, Inc.’s stockholders. The Company’s Class A and Class B common stock generally vote together as a single class on all matters submitted to a vote of stockholders, except as otherwise required by applicable law. However, the Class B common stock is not publicly traded and does not entitle its holders to receive dividends or distributions upon a liquidation, dissolution or winding up of the Company. When a member of The Habit Restaurants, LLC exchanges LLC Units for shares of Class A common stock, such corresponding shares of Class B common stock will be cancelled.

Dividend Rights.    Subject to preferences that may apply to shares of preferred stock outstanding at the time, holders of outstanding shares of Class A common stock are entitled to receive dividends out of assets legally available at the times and in the amounts as the board of directors may from time to time determine. Holders of our Class B Common Stock do not have any right to receive dividends.

Voting Rights.    Holders of our Class A common stock and our Class B common stock have voting power over The Habit Restaurants, Inc., the sole managing member of The Habit Restaurants, LLC, at a level that is consistent with their overall equity ownership of our business. Pursuant to our amended and restated certificate of incorporation and amended and restated bylaws, each share of Class A common stock entitles the holder to one vote with respect to each matter presented to our stockholders on which the holders of Class A common stock are entitled to vote. Each holder of Class B common stock shall be entitled to the number of votes equal to the total number of LLC Units held by such holder multiplied by the exchange rate specified in the LLC Agreement with respect to each matter presented to our stockholders on which the holders of Class B common stock are entitled to vote. Accordingly, the holders of LLC Units collectively have a number of votes that is equal to the aggregate number of LLC Units that they hold. Subject to any rights that may be applicable to any then outstanding preferred stock, our Class A and Class B common stock vote as a single class on all matters presented to our stockholders for their vote or approval, except as otherwise provided in our amended and restated certificate of incorporation or amended and restated bylaws or required by applicable law. Holders of our Class A and Class B common stock do not have cumulative voting rights. Except in respect of matters relating to the election and removal of directors on our board of directors and as otherwise provided in our amended and restated certificate of incorporation, our amended and restated bylaws, or as required by law, all matters to be voted on by our stockholders must be approved by a majority of the shares present in person or by proxy at the meeting and entitled to vote on the subject matter.

Preemptive Rights.    Neither the Class A common stock, nor the Class B common stock is entitled to preemptive or other similar subscription rights to purchase any of our securities.

Conversion or Redemption Rights.    Neither the Class A common stock, nor the Class B common stock is convertible or redeemable.

Liquidation Rights.    Upon our liquidation, the holders of our Class A common stock will be entitled to receive pro rata our assets which are legally available for distribution, after payment of all debts and other liabilities and subject to the prior rights of any holders of preferred stock then outstanding. Holders of our Class B common stock do not have any right to receive a distribution upon a voluntary or involuntary liquidation, dissolution or winding up of our affairs. Notwithstanding the foregoing, The Habit Restaurants, LLC will bear the cost of or reimburse The Habit Restaurants, Inc. for certain expenses incurred by The Habit Restaurants, Inc.